Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income before taxes as reported in the consolidated statements of income	$ 284,846	$ 279,201	$ 248,554
Statutory tax rate	24.00%	25.00%	26.50%
Theoretical tax expense	$ 68,363	$ 69,800	$ 65,867
Tax benefit arising from reduced rate as an “Approved and Privileged Enterprise” and other tax benefits	(15,749)	(16,072)	(20,818)
Tax adjustment in respect of different tax rates for foreign subsidiaries	2,946	3,597	2,433
Changes in carry-forward losses and valuation allowances	4,135	5,290	3,851
Taxes resulting from non-deductible expenses	1,634	3,144	776
Difference in basis of measurement for financial reporting and tax return purposes	(3,257)	135	(849)
Taxes in respect of prior years (See D above)	(4,330)	(18,622)	(1,358)
Other differences, net	1,843	(1,655)	(3,667)
Actual tax expenses	$ 55,585	$ 45,617	$ 46,235
Effective tax rate	19.51%	16.34%	18.60%
Basic	$ 0.37	$ 0.38	$ 0.49
Diluted	$ 0.37	$ 0.38	$ 0.49